Deferred Government Grants (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2025
Deferred Government Grants [Line Items]
Government grants deferred	¥ 3.6	¥ 4.0
Government Assistance, Other Subsidies [Member]
Deferred Government Grants [Line Items]
Government grants income	15.3	15.7
Government Grants for Property, Plant and Equipment [Member]
Deferred Government Grants [Line Items]
Government grant recognized income	2.4
Amortized deferred government grant		1.5
Government Grants for Research and Development [Member]
Deferred Government Grants [Line Items]
Government grants income	¥ 4.8	¥ 9.0
Forecast [Member] | Government Grants for Property, Plant and Equipment [Member]
Deferred Government Grants [Line Items]
Current deferred			¥ 1.5
Current deferred government grant			17.7
Forecast [Member] | Government Grants for Research and Development [Member]
Deferred Government Grants [Line Items]
Current deferred			0.5
Current deferred government grant			¥ 2.6